Schedule of Bank Borrowings (Details) - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short term borrowings	[1]	¥ 15,000	¥ 20,000
Bank Of Beijing One [Member]
Short-Term Debt [Line Items]
Maturity date	[2]	February 13, 2024
Principal amount	[2]	¥ 3,000
Interest rate per annum	[2]	3.65%
Short term borrowings	[2]		3,000
Bank Of Beijing Two [Member]
Short-Term Debt [Line Items]
Maturity date	[2]	April 13, 2024
Principal amount	[2]	¥ 4,000
Interest rate per annum	[2]	3.65%
Short term borrowings	[2]		4,000
Bank Of Beijing Three [Member]
Short-Term Debt [Line Items]
Maturity date	[2]	June 13, 2024
Principal amount	[2]	¥ 3,000
Interest rate per annum	[2]	3.65%
Short term borrowings	[2]		3,000
Bank Of Beijing Four [Member]
Short-Term Debt [Line Items]
Maturity date	[1]	June 28, 2024
Principal amount	[1]	¥ 10,000
Interest rate per annum	[2]	3.55%
Short term borrowings	[1]		10,000
Industrial Bank Co Ltd [Member]
Short-Term Debt [Line Items]
Maturity date	[3]	May 30, 2025
Principal amount	[3]	¥ 5,000
Interest rate per annum	[3]	3.10%
Short term borrowings	[3]	¥ 5,000
Bank Of Beijing Five [Member]
Short-Term Debt [Line Items]
Maturity date	[4]	June 6, 2025
Principal amount	[4]	¥ 10,000
Interest rate per annum	[4]	3.35%
Short term borrowings	[4]	¥ 10,000

[1]	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023, respectively. The loans of RMB 4.0 million and RMB6.0 million were repaid on June 13, 2024. There are no financial covenants for the credit facility.
[2]	On June 23, 2022, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 22, 2024 to support its operations. Under this credit facility, the Group drew down RMB3.0 million, RMB4.0 million and RMB3.0 million on February 13, 2023, April 13, 2023 and June 13, 2023, respectively. The loans of RMB4.0 million, RMB3.0 million, and RMB3.0 million were repaid on February 7, 2024, April 15, 2024 and June 13, 2024, respectively. There are no financial covenants for the credit facility.
[3]	On May 22, 2024, the Group entered into an RMB10.0 million credit facility with the Industrial Bank Co., Ltd that will expire on May 21, 2025 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on May 31, 2024.
[4]	On June 20, 2024, the Group entered into an RMB50.0 million credit facility with the Bank of Beijing that will expire on June 19, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB10.0 million on June 27, 2024. There are no financial covenants for the credit facility.